Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

March 2, 2011

Matthew Gaarder-Wang

(415) 315-6302

matthew.gaarder@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Re:  RS Variable Products Trust (Registration Nos. 333-135544 and 811-21922)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Variable Products Trust (the “Trust”) is Post-Effective Amendment No. 13 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), and Amendment No. 14 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended, on Form N-1A (the “Amendment”).

The Amendment is being submitted in connection with the Trust’s annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective on May 1, 2011. This Amendment is marked to show changes effected in the Registration Statement by this Amendment.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at 415-315-6302.

Sincerely,

/s/ Matthew Gaarder-Wang
Matthew Gaarder-Wang

cc:	Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.